Income tax	12 Months Ended
Jan. 31, 2018
Disclosure of income tax [Abstract]
Income tax
Income tax

	Year ended January 31, 2018	Year ended January 31, 2017	Year ended January 31, 2016
	£000	£000	£000
Analysis of credit in the period
Current tax:
Current tax income	3,767	4,245	2,971
Adjustments in respect of prior years	(5)	(9)	87
Total current tax	3,762	4,236	3,058
Total deferred tax	—	100	—
Total tax	3,762	4,336	3,058

The difference between the total tax shown above and the amount calculated by applying the standard rate of UK corporation tax to the loss before tax is as follows:

	Year ended January 31, 2018	Year ended January 31, 2017	Year ended January 31, 2016
	£000	£000	£000
Loss before tax	(10,893)	(25,707)	(23,195)
Loss multiplied by the standard rate of corporation tax in the United Kingdom (Current tax) 19.17% (2017: 20%)	(2,088)	(5,141)	(4,678)
Change in unrecognized tax losses	751	2,169	2,691
Non-deductible expenses	402	331	184
Tax relief for qualifying research and development expenditure	(3,043)	(1,699)	(1,170)
Prior year adjustments	5	9	(87)
Share options exercised	(40)	(84)	(45)
Overseas profits taxed at different rates	251	179	47
Change in rate of deferred tax	—	(100)	—
Total tax	(3,762)	(4,336)	(3,058)

10. Income tax (continued)
There are no current tax liabilities as at January 31, 2018 (2017: Nil; 2016: Nil).
Tax credits relate to UK research and development tax credits claimed under the Finance Act 2015.
The Finance (No 2) Act 2015, which provides for reductions in the main rate of corporation tax from 20% to 19% effective from April 1, 2017, and to 18% effective from April 1, 2020, was substantively enacted on October 26, 2015. Subsequently, the Finance Act 2016, which provides for a further reduction in the main rate of corporation tax to 17% effective from April 1, 2020, was substantively enacted on September 6, 2016. These rate reductions have been reflected in the calculation of deferred tax at the year end date.
The closing deferred tax liability at January 31, 2018 has been calculated at 17% reflecting the tax rate at which the deferred tax liability is expected to be reversed in future periods. Unrecognized deferred tax has been calculated at 17% reflecting the latest enacted rate. In respect of unrecognized deferred tax on losses, the new loss restriction rules effective from April 1, 2017 limit the amount of brought forward losses available to use against future taxable profits on a year by year basis to the extent that taxable profits exceed £5m in year. However, the losses will not lapse and therefore the full amount will be relieved over time provided there are sufficient profits against which the losses can be utilized.
Please see Note 21 ‘Deferred tax liability’ for information on the unrecognized tax losses carried forward.